State Street

PO Box 5049

Boston, MA 02206-5049

VIA EDGAR

February 2, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FPA New Income, Inc. (“Registrant”)
1933 Act File No. 2-30393
1940 Act File No. 811-01735
Form N-1A

Dear Commissioners:

As administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus dated January 31, 2017 does not differ from that contained in Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on January 27, 2017 (Accession #0001104659-17-004594).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President

Enclosures

cc: J. Richard Atwood